Employee Benefit Plans - Schedule of Amounts Recognized in Other Comprehensive Income (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Retirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain	$ 122	$ 13
Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain	$ 0	$ 0